Loss Per Common Share	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Note 4. Loss Per Common Share

Basic loss per Common share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed using the average shares outstanding for the period and applying the treasury stock method to potentially dilutive outstanding options and warrants. In all applicable periods, all potential Common Stock equivalents were anti-dilutive and, accordingly, were not included in the computation of diluted loss per share.

The following potential shares of Common Stock, including shares underlying warrants and options and issuable upon conversion of shares of Series A Preferred Stock, were excluded from the calculation of diluted loss per Common share because they were anti-dilutive: 62,138,680 shares underlying the 62,138,680 shares of Series A Preferred Stock outstanding during each period; 7,200,000 shares of Common Stock under outstanding stock options; 52,077,380 shares of Common Stock underlying the warrants to acquire 52,077,380 shares of Series A Preferred Stock; 19,199,280 shares of Common Stock underlying warrants to acquire shares of Common Stock.